REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule of Revenues within Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues by geographic areas:
Revenues	$ 7,066	$ 12,472	$ 13,126
United States [Member]
Revenues by geographic areas:
Revenues	5,642	10,817	10,251
Germany [Member]
Revenues by geographic areas:
Revenues	90	252	482
Far East [Member]
Revenues by geographic areas:
Revenues	300	300	443
Holland [Member]
Revenues by geographic areas:
Revenues	219	216	297
Israel [Member]
Revenues by geographic areas:
Revenues	440	400	917
Other [Member]
Revenues by geographic areas:
Revenues	$ 375	$ 487	$ 736